Basis of presentation - Additional Information (Detail) - EUR (€) € in Millions		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Ownership interests held by non-controlling interests	5.14%
Payments to acquire investment					€ 24.8	€ 57.3
Payments for overstated and understated of payments for investment		€ 21.3	€ 42.4	€ 42.5
Immatics US Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interests held by non-controlling interests						3.96%